Unaudited Condensed Consolidated Statement of Changes in Shareholders' Equity - EUR (€) € in Thousands	Total	Issued capital [member] Common share capital [member]	Share premium [member] Common share premium [member]	Accumulated loss [member]
Beginning balance (Previously stated [member]) at Dec. 31, 2017	€ 56,592	€ 1,749	€ 213,618	€ (158,775)
Result after taxation for the period	(13,026)			(13,026)
Other comprehensive income	21			21
Total comprehensive loss for the period	(13,005)			(13,005)
Transactions with owners of the Company:
Issuance of shares (net)	44,731	288	44,443
Equity settled share-based payments	4,554			4,554
Total contributions by owners	49,285	288	44,443	4,554
Ending balance at Jun. 30, 2018	92,872	2,037	258,061	(167,226)
Beginning balance at Dec. 31, 2018	91,871	2,102	264,854	(175,085)
Result after taxation for the period	(18,193)			(18,193)
Other comprehensive income	6			6
Total comprehensive loss for the period	(18,187)			(18,187)
Transactions with owners of the Company:
Issuance of shares (net)	27	3	24
Equity settled share-based payments	3,058			3,058
Total contributions by owners	3,085	3	24	3,058
Ending balance at Jun. 30, 2019	€ 76,769	€ 2,105	€ 264,878	€ (190,214)